John Hancock
Global Environmental Opportunities Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 98.1%		$28,078,655
(Cost $26,609,935)
Canada 2.6%		753,461
West Fraser Timber Company, Ltd.	6,665	579,515
WSP Global, Inc.	1,364	173,946
Denmark 1.9%		546,245
Orsted A/S (A)	6,134	546,245
Finland 1.5%		419,124
Stora Enso OYJ, R Shares	29,319	419,124
France 6.7%		1,916,694
Dassault Systemes SE	10,653	396,193
Legrand SA	8,575	764,579
Schneider Electric SE	4,660	755,922
Germany 3.5%		1,004,160
Infineon Technologies AG	19,879	715,849
Symrise AG	2,712	288,311
Ireland 3.7%		1,047,096
Aptiv PLC (B)	3,789	428,498
Smurfit Kappa Group PLC	14,734	618,598
Israel 2.0%		585,923
SolarEdge Technologies, Inc. (B)	1,836	585,923
Japan 5.7%		1,638,510
Keyence Corp.	1,300	598,480
Shimano, Inc.	2,500	445,839
Tokyo Electron, Ltd.	1,700	594,191
Luxembourg 0.9%		260,665
Eurofins Scientific SE	3,634	260,665
Netherlands 2.7%		779,071
ASML Holding NV	954	631,209
Signify NV (A)	4,084	147,862
Sweden 2.3%		649,327
Hexagon AB, B Shares	56,643	649,327
Switzerland 3.4%		973,419
Givaudan SA	131	424,732
SIG Group AG (B)	22,137	548,687
United States 61.2%		17,504,960
AECOM	9,364	817,196
Agilent Technologies, Inc.	7,344	1,116,876
American Water Works Company, Inc.	7,325	1,146,289
ANSYS, Inc. (B)	3,330	886,979
Applied Materials, Inc.	8,448	941,868
Autodesk, Inc. (B)	2,177	468,403
Cadence Design Systems, Inc. (B)	4,194	766,789
Danaher Corp.	2,080	549,910
Eaton Corp. PLC	5,574	904,159
Equinix, Inc.	1,154	851,802
International Paper Company	5,916	247,407
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Johnson Controls International PLC	13,179	$916,863
ON Semiconductor Corp. (B)	6,610	485,505
PTC, Inc. (B)	4,192	565,417
Republic Services, Inc.	7,077	883,351
Synopsys, Inc. (B)	2,499	884,021
Tetra Tech, Inc.	5,044	784,443
Thermo Fisher Scientific, Inc.	2,071	1,181,153
Waste Connections, Inc.	5,830	774,807
Waste Management, Inc.	4,097	633,929
Westrock Company	12,185	478,139
Weyerhaeuser Company	15,175	522,475
Xylem, Inc.	6,703	697,179

Total investments (Cost $26,609,935) 98.1%	$28,078,655
Other assets and liabilities, net 1.9%	545,044
Total net assets 100.0%	$28,623,699

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Information technology	32.0%
Industrials	28.8%
Materials	12.6%
Health care	10.9%
Utilities	5.9%
Real estate	4.8%
Consumer discretionary	3.1%
Other assets and liabilities, net	1.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$753,461	$753,461	—	—
Denmark	546,245	—	$546,245	—
Finland	419,124	—	419,124	—
France	1,916,694	—	1,916,694	—
Germany	1,004,160	—	1,004,160	—
Ireland	1,047,096	428,498	618,598	—
Israel	585,923	585,923	—	—
Japan	1,638,510	—	1,638,510	—
Luxembourg	260,665	—	260,665	—
Netherlands	779,071	—	779,071	—
Sweden	649,327	—	649,327	—
Switzerland	973,419	—	973,419	—
United States	17,504,960	17,504,960	—	—
Total investments in securities	$28,078,655	$19,272,842	$8,805,813	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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